Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Realized (losses) gains	$ 80	$ (181)	$ 559	$ (10,923)
Unrealized gains (losses)	310	3,810	(1,268)	3,021
Total	390	3,629	(709)	(7,902)
Interest rate swap agreements
Derivative [Line Items]
Realized (losses) gains	(154)	(1,277)	(894)	(12,145)
Unrealized gains (losses)	401	3,800	2	5,914
Total	247	2,523	(892)	(6,231)
Stock purchase warrant
Derivative [Line Items]
Realized (losses) gains	0	0	0	0
Unrealized gains (losses)	0	(199)	(287)	(4,447)
Total	0	(199)	(287)	(4,447)
Time-charter swap agreement
Derivative [Line Items]
Realized (losses) gains	0	1,096	1,106	1,222
Unrealized gains (losses)	0	209	(875)	1,554
Total	0	1,305	231	2,776
Forward freight agreements
Derivative [Line Items]
Realized (losses) gains	234	0	347	0
Unrealized gains (losses)	(91)	0	(108)	0
Total	$ 143	$ 0	$ 239	$ 0